Goodwill and Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the six months ended June 30, 2016 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2016	$1,645	$588	$57	$5	$152	$2,447
Impact of foreign exchange	7	1	1	—	2	11
Balance at June 30, 2016	$1,652	$589	$58	$5	$154	$2,458

Other Intangible Assets and Related Accumulated Amortization

As of June 30, 2016 and December 31, 2015, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	June 30, 2016				December 31, 2015
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$297	$156	$141	$289	$143	$146
Patents, concessions and licenses and other	5-25	1,637	1,260	377	1,569	1,187	382
		1,934	1,416	518	1,858	1,330	528
Other intangible assets not subject to amortization:
Trademarks		274	—	274	282	—	282
Total Other intangible assets		$2,208	$1,416	$792	$2,140	$1,330	$810